Income Tax (Credit) Expense - Tax Charge Reconciled to Profit (Loss) Before Taxation Per the Consolidated Statements of Comprehensive Income (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Domestic income tax rate	25.00%	25.00%	25.00%